STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (230,212)	$ (145,766)	$ (540,037)	$ (301,261)
Adjustments to reconcile net loss to net cash used in operating activities:
Acquisition expense from related party			0	22,161
Other			0	(305)
Change in assets and liabilities:
Accounts receivable	3,591	0	0	82
Note receivable	(11,500)	0
Inventory	(100)	475	(81,725)	18,816
Prepaids and other current assets	(892)	(360)	(13,577)	0
Credit card payable	(2,107)	0	25,188	0
Net Cash Used in Operating Activities	(234,976)	(145,881)	(610,151)	(260,507)
Cash flows provided by (used in) investing activities:
Net cash provided by (used in) investing activities	(65,000)	0	0	0
Cash flows from financing activities:
Increase in Note Payable to Shareholder	2,521	145,000
Accrued interest payable - related party			3,173	0
Note payable - related party			540,000	195,050
Proceeds from sale of common stock	412,500	0	162,500	75,000
Net cash provided by financing activities	415,021	145,000	705,673	270,050
Net Change in Cash	115,045	(881)	95,522	9,543
Cash, beginning of the year	105,065	9,543	9,543	0
Cash, end of the year	220,111	8,662	105,065	9,543
Supplemental disclosure of cash flow information:
Cash paid for interest	0	0	0	0
Income taxes paid	$ 0	$ 0	$ 0	$ 0